COLLATERALIZED TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Collateralized Financings [Abstract]
COLLATERALIZED TRANSACTIONS
17.
COLLATERALIZED TRANSACTIONS

The Group accepted collateral in connection with client margin loans and security borrowing and lending transactions for consolidated account customers. The Group monitors required margin and collateral level on a daily basis in compliance with regulatory and internal guidelines and controls its risk exposure through financial, credit, legal reporting system. Under applicable agreements, customers are required to deposit additional collateral or reduce holding positions, when necessary to avoid forced liquidation of their positions. Pursuant to the authorization obtained from margin clients, the Group further repledges the collaterals to other financial institutions to obtain the funding for the margin transactions.

Margin loans are extended to customers on demand and are not committed facilities. Underlying collateral for margin loans is evaluated with respect to the liquidity of the collateral positions, valuation of securities, volatility analysis and an evaluation of industry concentrations. The Group’s collateral policies minimize the Group’s credit exposure to margin loans in the event of a customer’s default.

For the Group’s securities borrowing and lending transactions which require to deposit cash collateral with the securities lenders and receive the cash collateral from the borrowers, the cash collateral is generally in excess of the market value of the securities borrowed and lent. The Group monitors the market value of securities borrowed and lent on a daily basis, with additional collateral obtained or refunded as permitted contractually.

The following table summarizes the amounts related to collateralized transactions as of December 31, 2022 and 2023:

	As of December 31,
	2022	2023
	US$	US$
Total client margin asset	3,317,028,071	5,760,418,260

Fulfillment of client margin financings	68,484,571	46,720,095
Fulfillment of client short sales	35,430,753	58,876,336
Securities lending to other brokers	923,830,433	1,330,623,661
Total collateral repledged	1,027,745,757	1,436,220,092